Other Receivables (Tables)	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Summary of Other Receivables

	December 31, 2023	December 31, 2022
	S$’000	S$’000
Prepayments	5,218	5,563
Deposits	8,690	9,186
Others	6,432	6,155
Derivative financial instruments (Note 5)	198	—

	20,538	20,904

Analyzed as:
Current	14,117	15,885
Non-current	6,421	5,019

	20,538	20,904